Strategic Partners Style Specific Funds

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102-4077

September 30, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Strategic Partners Style Specific Funds (“Registrant”)
1933 Act File No. 333-82621
1940 Act File No. 811-09439

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for Registrant do not differ from those contained in Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 29, 2005.

If you have any questions concerning this filing, please contact me at 973-367-7521.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary